Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INCOME FUND OF AMERICA®
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s investment objectives are to provide you with current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	while secondarily striving for capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 28 of the prospectus and on page 63 of the fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally at least 60% of the fund’s assets will be invested in common stocks and other equity-type securities. However, the composition of the fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the United States, including issuers in developing countries. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser); such securities are sometimes referred to as “junk bonds.” The fund may also invest up to 10% of its assets in debt securities of issuers domiciled outside the United States; however, these securities must be denominated in U.S. dollars.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The values of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Barclays U.S. Aggregate Index is a gauge of the U.S. investment-grade bond market and reflects a portion of the fixed-income securities in which the fund may invest. The Lipper Income Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Barclays U.S. Aggregate Index is a gauge of the U.S. investment-grade bond market and reflects a portion of the fixed-income securities in which the fund may invest. The Lipper Income Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past investment results (before and after taxes) are not predictive of future investment results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this period were:

Highest 14.13% (quarter ended September 30, 2009)

Lowest -15.43% (quarter ended December 31, 2008)

The fund's total return for the six months ended June 30, 2014, was 6.88%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.43%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Class A annualized 30-day yield at July 31, 2014: 2.69% (For current yield information, please call American FundsLine® at (800) 325-3590.)
Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1973
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1973
Lipper Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1973
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.57%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	630
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	747
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	875
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Annual Return 2004	rr_AnnualReturn2004	12.92%
Annual Return 2005	rr_AnnualReturn2005	3.41%
Annual Return 2006	rr_AnnualReturn2006	20.29%
Annual Return 2007	rr_AnnualReturn2007	3.77%
Annual Return 2008	rr_AnnualReturn2008	(28.85%)
Annual Return 2009	rr_AnnualReturn2009	24.51%
Annual Return 2010	rr_AnnualReturn2010	11.97%
Annual Return 2011	rr_AnnualReturn2011	5.58%
Annual Return 2012	rr_AnnualReturn2012	11.96%
Annual Return 2013	rr_AnnualReturn2013	18.26%
Label	rr_AverageAnnualReturnLabel	A Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1973
Thirty Day Yield Caption	rr_ThirtyDayYieldCaption	Class A annualized 30-day yield at July 31, 2014:
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	(800) 325-3590
Thirty Day Yield	rr_ThirtyDayYield	2.69%
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	A After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.50%
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	A After taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.17%
Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.22%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.67%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	640
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	777
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	927
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,362
Label	rr_AverageAnnualReturnLabel	529-A Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 15, 2002
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	634
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	818
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	923
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,384
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	134
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	418
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	723
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,384
Label	rr_AverageAnnualReturnLabel	B Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 15, 2000
Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	648
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	859
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	992
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,523
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	459
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	792
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,523
Label	rr_AverageAnnualReturnLabel	529-B Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 19, 2002
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	239
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,646
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	139
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	434
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	750
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,646
Label	rr_AverageAnnualReturnLabel	C Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 15, 2001
Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	247
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	787
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,724
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	147
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	456
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	787
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,724
Label	rr_AverageAnnualReturnLabel	529-C Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 19, 2002
Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Label	rr_AverageAnnualReturnLabel	529-E Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2002
Class F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	810
Label	rr_AverageAnnualReturnLabel	F-1 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 15, 2001
Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	555
Label	rr_AverageAnnualReturnLabel	529-F-1 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 17, 2002
Class F-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	128
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	505
Label	rr_AverageAnnualReturnLabel	F-2 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
Class R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Label	rr_AverageAnnualReturnLabel	R-1 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2002
Class R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.74%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,646
Label	rr_AverageAnnualReturnLabel	R-2 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Label	rr_AverageAnnualReturnLabel	R-3 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 04, 2002
Class R-4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	798
Label	rr_AverageAnnualReturnLabel	R-4 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2002
Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	431
Label	rr_AverageAnnualReturnLabel	R-5 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2002
Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	368
Label	rr_AverageAnnualReturnLabel	R-6 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Class R-2E
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.23%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%	[2]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,340

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	Based on estimated amounts for the current fiscal year.